GOING CONCERN	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.

As reflected in the Company’s consolidated financial statements, the Company has incurred a net loss of $5,099,805, $6,343,541 and $2,642,684 for the years ended December 31, 2025, 2024 and 2023, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company had a negative cash flow from operating activities of $5,434,852, $3,087,099 and $2,978,919, respectively. As of December 31, 2025, the Company had accumulated deficits of $51,026,783. While the Company had a cash balance of $5,459,309 and working capital balance of $3,998,945 as of December 31, 2025, it may not be sufficient to fund its planned operations and contractual obligations for the next twelve months from the date of issuance of these financial statements. These conditions indicated a substantial doubt about the Company’s ability to continue as a going concern.

The Company has financed the operations primarily through cash flow from operations and proceeds from equity instrument financing, where necessary.

Since March 2024, the Company has progressively registered and amended its securities offerings to facilitate capital raising through its At-the-Market (ATM) Agreement:

●	On March 22, 2024, the Company filed a New F-3 Registration Statement (effective May 31, 2024). This covered a $9,600,000 base prospectus for various securities and a specific prospectus supplement for the sale of up to $4,267,622 in ordinary shares under the ATM Agreement, as amended.

●	On December 18, 2024, June 17, 2025, February 5, 2026 and April 27, 2026, we filed the ATM Prospectus Supplements to increase our ATM offering limits. As a result of those limits, the aggregate amount available for sale by us was approximately $3,863,045, $3,219,305, $7,922,577 and $14,171,399, respectively, as of December 18, 2024, June 16, 2025, February 5, 2026 and April 27, 2026. Under the ATM Prospectus Supplements, we registered up to $3,850,000, $3,200,000, $7,900,000, and $14,100,000, respectively, worth of ordinary shares, including $906,305, $988, $637, and $5,823,779, respectively, worth of ordinary shares from the ATM Prospectus Supplements that were unsold prior to December 18, 2024, June 16, 2025, February 5, 2026, and April 27, 2026,

As of the date of the annual report, the Company has raised accumulated $17.8 million from the ATM offering and there is $14.1 million available under the ATM offering.

As of April 27, 2026, the Company had approximately $4.8 million of cash, which is placed with financial institutions and is unrestricted as to withdrawal or use. The Company intends to mitigate the conditions of substantial doubt and meet the cash requirements for the next 12 months from the issuance date of the Company’s audited consolidated financial statements by implementing management’s plan, including a combination of improving operational efficiency, cost reductions and debt and equity financing. The Company will collect the receivables timely and arrange payment schedule in accordance with the Company’s cash management plan.

If the Company fails to achieve these goals, the Company will likely need additional financing to execute its business plan. If additional financing is required, the Company may seek to raise capital through its ATM program. However, the Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all, as we may elect not to utilize the ATM facility due to unfavorable market prices or find that such funds are otherwise unavailable when needed.

In the event that financing sources are not available from any source, or that the Company is unsuccessful in increasing its gross profit margin and reducing operating losses, the Company may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Company’s business, prospects, financial condition and results of operations.

The Company has prepared the consolidated financial statements on a going concern basis. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. If the Company is unable to continue as a going concern, it may have to liquidate its assets and may receive less than the value at which those assets are carried on the financial statements.